Label	Element	Value
VANECK VECTORS URANIUM+NUCLEAR ENERGY ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001137360_SupplementTextBlock

* Prior to May 1, 2016, the Fund’s name was Market Vectors Uranium+Nuclear Energy ETF.

Risk/Return [Heading]	rr_RiskReturnHeading	VANECK VECTORS URANIUM+NUCLEAR ENERGY ETF*
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

VanEck Vectors Uranium+Nuclear Energy ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS™ Global Uranium & Nuclear Energy Index (the “Nuclear Energy Index”).

Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholders Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 01, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The Nuclear Energy Index includes equity securities and depositary receipts issued by companies involved in uranium and nuclear energy and companies that generate at least 50% of their revenues from (or, in certain circumstances, have at least 50% of their assets related to) (i) uranium mining or uranium mining projects that have the potential, in the index provider’s view, when such projects are developed are expected to generate at least 50% of a company’s revenues; (ii) the construction, engineering and maintenance of nuclear power facilities and nuclear reactors; (iii) the production of electricity from nuclear sources; or (iv) equipment, technology and/or services to the nuclear power industry. Such companies may include medium-capitalization companies and foreign issuers. As of December 31, 2015, the Nuclear Energy Index included 31 securities of companies with a market capitalization range of between approximately $2.5 billion and $49.1 billion and a weighted average market capitalization of $23.8 billion. As of December 31, 2015, approximately 21% of the Fund’s investments consisted of securities of Japanese issuers. These amounts are subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Nuclear Energy Index by investing in a portfolio of securities that generally replicates the Nuclear Energy Index.

The Fund is classified as a non-diversified fund and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Nuclear Energy Index concentrates in an industry or group of industries. As of December 31, 2015, the Nuclear Energy Index was concentrated in nuclear energy companies and the utilities sector, and the industrials sector represented a significant portion of the Nuclear Energy Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Nuclear Energy Index concentrates in an industry or group of industries. As of December 31, 2015, the Nuclear Energy Index was concentrated in nuclear energy companies and the utilities sector, and the industrials sector represented a significant portion of the Nuclear Energy Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund, each of which could significantly and adversely affect the value of an investment in the Fund.

Risk of Investing in Nuclear Energy Companies. The companies represented in the Fund’s portfolio may face considerable risk as a result of, among other risks, incidents and accidents, breaches of security, ill-intentioned acts or terrorism, air crashes, natural disasters (such as floods or earthquakes), equipment malfunctions or mishandling in storage, handling, transportation, treatment or conditioning of substances and nuclear materials. Such events could have serious consequences, especially in case of radioactive contamination and irradiation of the environment, for the general population, as well as a material, negative impact on the Fund’s portfolio companies and thus the Fund’s financial situation. In addition, the nuclear energy sector is subject to competitive risk associated with the prices of other energy sources, such as natural gas and oil. Consumers of nuclear energy may have the ability to switch between nuclear energy and other energy sources and, as a result, during periods when competing energy sources are less expensive, the revenues of companies in the nuclear energy sector may decline with a corresponding impact on earnings.

Nuclear activity is also subject to particularly detailed and restrictive regulations, with a scheme for the monitoring and periodic re-examination of operating authorization, which primarily takes into account nuclear safety, environmental and public health protection, and also national security considerations (terrorist threats in particular). These regulations and any future regulations may be subject to significant tightening by national and international authorities. This could result in increased operating costs, which would have a negative impact on the Fund’s portfolio companies and may cause operating businesses related to nuclear energy to become unprofitable or impractical to operate. Furthermore, uranium prices are subject to fluctuation. The price of uranium has been and will continue to be affected by numerous factors beyond the Fund’s control. With respect to uranium, such factors include the demand for nuclear power, political and economic conditions in uranium producing and consuming countries, uranium supply from secondary sources and uranium production levels and costs of production. In addition, the prices of crude oil, natural gas and electricity produced from traditional hydro power and possibly other undiscovered energy sources could potentially have a negative impact on the competitiveness of nuclear energy companies in which the Fund invests.

Risk of Investing in the Utilities Sector. To the extent that the Fund continues to be concentrated in the utilities sector, the Fund will be sensitive to changes in, and its performance will depend to a great extent on, the overall condition of the utilities sector. Companies in the utilities sector may be adversely affected by changes in exchange rates, domestic and international competition, difficulty in raising adequate amounts of capital and governmental limitation on rates charged to customers.

Risk of Investing in the Industrials Sector. To the extent that the industrials sector continues to represent a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend on to a greater extent on, the overall condition of the industrials sector. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.

Risk of Investing in Foreign Securities. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. Because the Fund may invest in securities denominated in foreign currencies and some of the income received by the Fund may be in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s return. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries.

Risk of Investing in Depositary Receipts. The Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities. Depositary receipts are receipts listed on U.S. or foreign exchanges issued by banks or trust companies that entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Nuclear Energy Index, may negatively affect the Fund’s ability to replicate the performance of the Nuclear Energy Index.

Special Risk Considerations of Investing in Japanese Issuers. Investment in securities of Japanese issuers, including issuers located outside of Japan that generate significant revenues from Japan, involves risks that may negatively affect the value of your investment in the Fund. Japan is located in a part of the world that has historically been prone to natural disasters such as earthquakes, volcanoes and tsunamis and is economically sensitive to environmental events. Any such event could result in a significant adverse impact on the Japanese economy. In addition, such disasters, and the resulting damage, could impair the long-term ability of issuers in which the Fund invests to conduct their businesses in the manner normally conducted.

Risk of Investing in Medium-Capitalization Companies. Medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger, more established companies. Returns on investments in securities of medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

Equity Securities Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority in right to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns, although under certain market conditions fixed income securities may have comparable or greater price volatility.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the securities market, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Index Tracking Risk. The Fund’s return may not match the return of the Nuclear Energy Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Nuclear Energy Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Nuclear Energy Index. The Fund also bears the costs and risks associated with buying and selling securities while such costs are not factored in to the return of the Nuclear Energy Index. In addition, the Fund may not be able to invest in certain securities included in the Nuclear Energy Index, or invest in them in the exact proportions in which they are represented in the Nuclear Energy Index, due to legal restrictions or limitations imposed by the governments of certain countries, a lack of liquidity on stock exchanges in which such securities trade, potential adverse tax consequences or other regulatory changes. The Fund is expected to value certain of its investments based on fair value prices. To the extent the Fund calculates its net asset value (“NAV”) based on fair value prices and the value of Nuclear Energy Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Nuclear Energy Index is not based on fair value prices), the Fund’s ability to track the Nuclear Energy Index may be adversely affected. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Nuclear Energy Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Nuclear Energy Index.

Authorized Participant Concentration Risk. The Fund may have a limited number of financial institutions that act as Authorized Participants (“APs”), none of which are obligated to engage in creation or redemption transactions. To the extent that those APs exit the business, or are unable to or choose not to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem, Shares may trade like closed-end funds at a discount to NAV and possibly face trading halts and/or de-listing.

No Guarantee of Active Trading Market. While Shares are listed on NYSE Arca, there can be no assurance that an active trading market for the Shares will be maintained especially for recently organized Funds. Further, secondary markets may be subject to irregular trading activity, market dislocations, wide bid/ask spreads and extended trade settlement periods, which could cause a material decline in the Fund’s NAV.

Trading Issues. Trading in Shares on NYSE Arca may be halted due to market conditions or for reasons that, in the view of NYSE Arca, make trading in Shares inadvisable. In addition, trading in Shares on NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to NYSE Arca’s “circuit breaker” rules. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Replication Management Risk. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Fund is not “actively” managed, unless a specific security is removed from the Nuclear Energy Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

ETF Shares Trading and Premium/Discount Risk. The market prices of the Shares may fluctuate in response to the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below, or at their most recent NAV. Disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), as well as other factors, may result in Shares trading at a significant premium or discount to NAV or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The securities held by the Fund may be traded in markets that close at a different time than NYSE Arca. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when NYSE Arca is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on NYSE Arca and the resulting premium or discount to the Shares’ NAV may widen.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent the Nuclear Energy Index concentrates in a particular sector or sectors or industry or group of industries. To the extent that the Nuclear Energy Index continues to be concentrated in nuclear energy companies and the utilities sector, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on those companies and that sector will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart that follows shows how the Fund performed for the calendar years shown. The table below the bar chart shows the Fund’s average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year and since inception periods compared with the Fund’s benchmark index and a broad measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.vaneck.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year and since inception periods compared with the Fund’s benchmark index and a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.vaneck.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns(%)—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	28.59%	2Q ’09
Worst Quarter:	-33.93%	3Q ’08

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.93%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2015
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Prior to March 24, 2014, the Fund sought to replicate an index called the DAXglobal® Nuclear Energy Index. Therefore, index data prior to March 24, 2014 reflects that of the DAXglobal® Nuclear Energy Index. From March 24, 2014 forward, the index data reflects that of the MVIS Global Uranium & Nuclear Energy Index. All index history reflects a blend of the aforementioned indexes.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

VANECK VECTORS URANIUM+NUCLEAR ENERGY ETF | MVIS Global Uranium & Nuclear Energy Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	(9.81%)	[1]
Past Five Years	rr_AverageAnnualReturnYear05	(6.01%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(7.29%)	[1]
VANECK VECTORS URANIUM+NUCLEAR ENERGY ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	1.38%
Past Five Years	rr_AverageAnnualReturnYear05	12.57%
Since Inception	rr_AverageAnnualReturnSinceInception	6.44%
VANECK VECTORS URANIUM+NUCLEAR ENERGY ETF | VANECK VECTORS URANIUM+NUCLEAR ENERGY ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%	[2]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.61%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	215
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	381
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 862
Annual Return 2008	rr_AnnualReturn2008	(45.82%)
Annual Return 2009	rr_AnnualReturn2009	19.52%
Annual Return 2010	rr_AnnualReturn2010	16.37%
Annual Return 2011	rr_AnnualReturn2011	(33.29%)
Annual Return 2012	rr_AnnualReturn2012	(3.53%)
Annual Return 2013	rr_AnnualReturn2013	17.18%
Annual Return 2014	rr_AnnualReturn2014	9.61%
Annual Return 2015	rr_AnnualReturn2015	(9.26%)
Past One Year	rr_AverageAnnualReturnYear01	(9.26%)
Past Five Years	rr_AverageAnnualReturnYear05	(5.59%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.33%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 13, 2007
VANECK VECTORS URANIUM+NUCLEAR ENERGY ETF | VANECK VECTORS URANIUM+NUCLEAR ENERGY ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	(9.95%)
Past Five Years	rr_AverageAnnualReturnYear05	(6.77%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.40%)
VANECK VECTORS URANIUM+NUCLEAR ENERGY ETF | VANECK VECTORS URANIUM+NUCLEAR ENERGY ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	(4.68%)
Past Five Years	rr_AverageAnnualReturnYear05	(4.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.28%)

[1]	Prior to March 24, 2014, the Fund sought to replicate an index called the DAXglobal® Nuclear Energy Index. Therefore, index data prior to March 24, 2014 reflects that of the DAXglobal® Nuclear Energy Index. From March 24, 2014 forward, the index data reflects that of the MVIS Global Uranium & Nuclear Energy Index. All index history reflects a blend of the aforementioned indexes.
[2]	Van Eck Associates Corporation (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year until at least May 1, 2017. During such time, the expense limitation is expected to continue until the Fund's Board of Trustees acts to discontinue all or a portion of such expense limitation.